INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Amount
Pretax income (loss) before income taxes	$ 5,642	$ (5,659)	$ 1,684	$ (25,772)
US federal statutory tax rate			354	(5,412)
State and local income taxes, net of federal benefit			223	111
Change in valuation allowance			2,991	5,455
Nontaxable or nondeductible Items:
Other			(37)	(456)
Transaction costs			625	0
Debt modification			(868)	0
Gain on derivative liability			(3,654)	0
Stock compensation			685	445
Total	$ (44)	$ 29	$ 319	$ 143
Percent
US federal statutory tax rate			21.00%	21.00%
State and local income taxes, net of federal benefit			13.20%	(0.40%)
Change in valuation allowance			177.60%	(21.20%)
Nontaxable or nondeductible Items:
Other			(2.20%)	1.80%
Transaction costs			37.10%	0.00%
Debt modification			(51.50%)	0.00%
Gain on derivative liability			(217.00%)	0.00%
Stock compensation			40.70%	(1.70%)
Total		(0.60%)	18.90%	(0.50%)